Expense Example - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Technology Portfolio - VIP Technology Portfolio - Initial Class	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 64
3 years	202
5 years	351
10 years	$ 786